SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying unaudited condensed consolidated financial statements are summarized below.

(b) Principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating activities.

(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, allowances for expected credit losses, fair value measurement of short-term investments, product warranty provision, useful lives and impairment of long-lived assets, and valuation allowance for deferred tax assets.

(d) Functional currency and foreign currency translation

The Company’s reporting currency is the United States dollars (“$”). The functional currency of ELPW and its subsidiary which is incorporated in BVI, Cayman Islands and Hong Kong is United States dollars (“$”). The functional currency of the other subsidiaries is RMB. The determination of the respective functional currency is based on the criteria set out by Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Revenues and expenses of its subsidiaries have been translated into United States dollars at average exchange rates prevailing during the period. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of shareholders’ equity. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand. Translation of amounts from RMB into US dollars has been made at the following exchange rates for the respective periods:

Six months ended June 30, 2026
Balance sheet, except for equity accounts	RMB	6.7851 to US$1.00
Income statement and cash flows	RMB	6.8624 to US$1.00

Year ended December 31, 2025
Balance sheet, except for equity accounts	RMB	6.9931 to US$1.00
Income statement and cash flows	RMB	7.1875 to US$1.00

Six months ended June 30, 2025
Balance sheet, except for equity accounts	RMB	7.1636 to US$1.00
Income statement and cash flows	RMB	7.2526 to US$1.00

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and in banks and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less.

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Cash and cash equivalents	$5,939,950	$443,591

(f) Short term investment

The Company classifies fund investments with original investment terms exceeding three months but less than one year, restricted use trading cash deposited with broker-dealer securities accounts and quoted equity securities held-for-sale as short term investments.

Cash held in such brokerage accounts may only be utilized for securities trading transactions and is unavailable for the Company’s general purpose operating expenditures. Quoted equity securities are accounted for under ASC Topic 320, Investments-Debt and Equity Securities, and measured at fair value as of each reporting date. All realized and unrealized gains and losses arising from equity securities trading and fund related investment income have been recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. Unrealized losses related to these investments were $186,854 for the six months ended June 30, 2026.

(g) Accounts receivable

In January 2022, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The Company’s estimation of allowance for doubtful accounts considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company assesses collectability by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. For receivables evaluated individually, when it is determined that foreclosure is probable or when the debtor is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of collateral, expected credit losses are based on the fair value of the collateral at the reporting date. The adoption of ASC 326 did not have a material impact on the Company’s financial position, results of operations and cash flows. No credit impairment losses were recognized as of June 30, 2026 and December 31, 2025. The Company regularly reviews the creditworthiness of its customers to determine whether a credit impairment has occurred on their carrying amounts. The Company writes off accounts and contract receivables against the allowance when a balance is determined to be uncollectible.

(h) Equity method investment

The Company’s long-term investment represents equity interest in a limited liability partnership organization. The investment is accounted for under the equity method of accounting pursuant to ASC 323, Investments-Equity Method and Joint Ventures, as the investment provides the Company with the ability to exercise significant influence over the operating and financial activities of the investee. The investment is initially recorded at cost. The carrying amount is subsequently adjusted for the Company’s proportionate share of the investee’s net earnings or losses and reduced by distributions received. The investment is assessed for impairment when events or changes in circumstances indicate the carrying value may not be recoverable. If the carrying amount of the investment exceeds its estimated fair value, an impairment loss is recognized in the statements of operations equal to the excess.

(i) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets:

Category	Estimated Useful Life
Office equipment	4 – 5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

(j) Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The carrying amounts of cash and cash equivalents, accounts receivable, amounts due from related parties, other receivables (included in “other current assets”), accounts payable, amounts due to related parties, short-term borrowings, other payables (included in “accrued expenses and other current liabilities”) approximate their fair value due to the short-term maturity of these instruments. The carrying value of lease liabilities approximate their fair value as they are measured at amortized cost using the incremental borrowing rate approximates the market interest rate. The Company’s short-term investments are carried at fair value (Level 1).

(k) Revenue recognition

From January 1, 2019, the Company adopted the new guidance of ASC Topic 606, Revenue from Contracts with Customers (Topic 606), which requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies the following steps to recognize revenues: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

The core principle is that the Company recognizes revenue to depict the transfer of promised goods to customers in an amount that reflects the consideration to which the Company expects to be entitled. This principle is centered on the transfer of control of the promised goods to the customer—revenue is recognized when the customer obtains control, rather than when the risks and rewards of ownership are transferred. Control refers to the ability to direct the use of the asset and obtain substantially all of the remaining benefits from it, including the ability to prevent other entities from directing its use or obtaining its benefits.

The Company primarily engages in the sales of energy storage system integration equipment and supporting accessories. The Company generates revenue from sales of such products through sales contracts including master agreements and sales orders from the customers, which contain fixed sales price, payment terms, specifications, delivery and acceptance terms, transportation terms, etc., and are all signed-off and stamped. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The Company also identifies only one performance obligation in the contract, which is to deliver such products.

Revenue is recognized at the point in time upon the control of the promised goods is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to for the products sold.

A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

The Company provides a standard warranty on its products, which is not sold separately and does not constitute a separate performance obligation. The warranty period generally ranges from one to eight years (or a minimum of 6,000 charge discharge cycles). The estimated warranty costs are accrued at the time revenue is recognized.

Net revenues by product:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Energy storage system integration equipment & supporting accessories	$2,899,110	$19,229

Contract Balances

The Company presents the contract in the unaudited condensed consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

Contract asset represent the Company’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time.

The contract liabilities are advances from customers, which represent the cash received for goods in advance of revenue recognition and is recognized as revenue when the Company fulfills its performance obligation. The Company’s advances from customers amounted to $169,470 and $2,038,433 as of June 30, 2026 and December 31, 2025, respectively.

The table below presents the activity of contract liabilities during the six months ended June 30, 2026 and 2025, respectively.

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of period	$2,038,433	$104,659
Deposits received	1,150,613	179,305
Revenue recognized	(2,727,491)	(19,229)
Output Value-Added Tax	(354,574)	(2,531)
Exchange difference	62,489	1,744
Balance at end of period	$169,470	$263,948

(l) Product warranty

The Company provides a standard warranty on its products sold, which entails repair or replacement of non-conforming items, in conjunction with the sales of products.

The Company’s product warranty generally ranges from one to eight years (or a minimum of 6,000 charge-discharge cycles). The Company establishes a reserve for the estimated cost of the product warranty at the time revenue is recognized. The warranty liability recorded at each balance sheet date reflects management’s best estimates of its product warranty based on historical information and other currently available evidence, including actual claims incurred to date and an estimate of the nature, frequency and costs of future claims for each customer.

The Company review and adjust the estimates to ensure that accruals are adequate to meet expected future warranty obligations. Initial warranty data is limited early in the launch of a new product and accordingly, future adjustments to the warranty accrual may be material.

The portion of the warranty that is expected to incur within the next 12 months is recorded in current liabilities, while the remaining balance is recorded in non-current liabilities on the unaudited consolidated balance sheets. Warranty expense is recorded as a component of cost.

The Company considers the standard warranty does not provide an incremental service to customers but rather assurance as to the quality of the energy storage system products, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees.

(m) Cost of revenue

Cost of revenue includes the purchase cost of finished goods and accrued warranty expenses.

(n) Selling, general and administrative expenses

Selling expenses consist primarily of employee salaries and business promotion expense. For the six months ended June 30, 2026 and 2025, selling expenses were US$505 and US$19,985, respectively.

General and administrative expenses consist primarily of employee salaries, depreciation and amortization expenses, legal, and other professional services fees, lease and other general corporate related expenses. For the six months ended June 30, 2026 and 2025, general and administrative expenses were US$1,809,901 and US$1,252,874 respectively.

(o) Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(p) Employee benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, work-related injury benefits, maternity insurance, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. For the six months ended June 30, 2026 and 2025, employee benefits expenses were $26,856 and $9,465, respectively.

(q) Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the unaudited condensed consolidated financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

Uncertain tax positions

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. Interest and penalties related to uncertain tax positions, if any, are recorded under accrued expenses and other current liabilities on its unaudited condensed consolidated balance sheets and under other expenses in its consolidated statements of comprehensive loss. The Company did not recognize any significant interest and penalties associated with uncertain tax positions for the six months ended June 30, 2026 and 2025. As of June 30, 2026 and December 31, 2025, the Company did not have any significant unrecognized uncertain tax positions.

(r) Value-added tax (“VAT”)

The Company is subject to statutory VAT of 13% for revenue from sales of energy storage system products in PRC. The Company charges customers Output VAT on revenue generated from sales of products and pays vendors Input VAT on qualified supply purchases. Net VAT balance between input VAT and Output VAT is recorded in the line item of prepaid expenses and other current assets on the consolidated balance sheet as of June 30, 2026 and December 31, 2025, respectively.

(s) Comprehensive income (loss)

The Company applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Company during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the periods presented, the Company’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustments.

(t) Lease

From January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the six months ended June 30, 2026 and 2025.

Lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase-options that the Company is reasonably certain to exercise. Lease liabilities are measured at amortized cost using the effective-interest-rate method. It is remeasured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual-value guarantee, or if there is any change in the Company assessment of purchase-options, contract extensions or termination options.

(u) Net income (loss) per share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Earnings (losses) per ordinary share is computed by dividing net income by the weighted average number of ordinary shares issued and outstanding for the periods except that it does not include ordinary shares subject to forfeiture or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, warrants, and unvested restricted shares. The dilutive effect of outstanding stock options, warrants, and restricted shares is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively. As of June 30, 2026, the Company had outstanding warrants that represent potential ordinary shares. As the Company reported a net loss from continuing operations for the periods presented, the inclusion of these potentially dilutive shares would have an anti-dilutive effect. Consequently, they were excluded from the computation of diluted net loss per share. As a result, diluted earnings per ordinary share is the same as basic earnings per ordinary share for the periods presented.

In accordance with ASC 260-10-45, the 6 Indemnity Escrow Shares and 156 Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic and diluted earnings per share for the six months ended June 30, 2026 and 2025 (on a retroactively adjusted basis).

(v) Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company’s revenue segments have similar economic characteristics and they are managed as a single business unit. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that there is only one reportable operating segment.

The Company’s long-lived assets are all located in China and substantially all monitoring and control activities of its operations are conducted in China. Therefore, no geographic information is presented.

(w) Recent accounting pronouncements not yet adopted

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.